Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2025
Critical accounting estimates and judgements
Critical accounting estimates and judgements

4.Critical accounting estimates and judgements

The preparation of financial statements requires the use of accounting estimates which, by definition, will likely differ from actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

4.1Accounting of digital assets transactions and balances

Management notes that the topic of digital assets and the accounting for digital assets continues to be considered by IASB and continues to monitor new comments and interpretations released by the Board and other standard setters from around the world. In line with this, the Group has considered its position for the year ended December 31, 2024 and 2025 and had to make judgement that the most applicable standard would be IAS 2 Inventories, based on the Group’s understanding of the characteristics of the assets as these digital assets are mainly held for the purpose of providing a service to customer in converting different type of digital asset and lending arrangement with a related party, which can be denominated in different type of digital asset.

Management treatment continues to be to measure crypto assets at fair value (unless otherwise disclosed and provided certain conditions are met) under the respective accounting standards.

4.Critical accounting estimates and judgements (Continued)

4.2 Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Group based its assumptions and estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Fair value of derivative financial instruments

Derivative financial instruments are measured at fair value at initial recognition and designated to be measured subsequently at fair value through profit or loss. As of December 31, 2024 and 2025, our derivative financial instruments were US$1,576 and US$316, respectively. The Group had applied Black-Scholes model and Monte Carlo valuation model to estimate the fair value of the derivative financial instrument. The key inputs contributing to the estimation uncertainty include annualized volatility and risk-free rate.

Impairment of goodwill

The Group tests goodwill for impairment at least on an annual basis. Determining whether goodwill is impaired requires an estimation of the value-in-use of the CGUs to which goodwill has been allocated. The value-in-use calculation requires the entity to estimate the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. No impairment loss was recognized during the years ended December 31, 2024 and 2025. The carrying amounts of goodwill as at December 31, 2024 and 2025 were US$16,735 and US$53,136, respectively. See Note 16 to the consolidated financial statements for details.